SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accounting Policies [Abstract]
Schedule of disaggregated revenue

	Three Months Ended		Six Months Ended
	April 30,		April 30,
	2025	2024	2025	2024
Commission for software sales	$220,000	$–	$220,000	$–
CRM Software	105,128	–	105,128	7,000
Tourism Programs	–	–	–	3,300
Total Revenue	$325,128	$–	$325,128	$10,300

	Year ended October 31
	2024	2023
CRM Software	$7,000	$–
Tourism Programs	34,055	16,000
Total Revenue	$41,055	$16,000

Schedule of risk concentration

	Six months ended April 30,
	2025	2024
Customer A	68%	68%
Customer B	20%	32%
Customer C	12%	–
Customer D	–	–
Customer E	–	–

	Year ended October 31,
	2024	2023
Customer A	17%	–
Customer B	11%	21%
Customer C	11%	–
Customer D	11%	19%
Customer E	11%	–
Customer F	11%	–
Customer G	10%	–
Customer H	10%	–
Customer I	8%	–
Customer J	–	26%
Customer K	–	21%
Customer L	–	13%